Vanguard S&P Mid-Cap 400 Growth Index Fund

Schedule of Investments (unaudited)
As of May 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)[1]
Communication Services (3.2%)
*	Live Nation Entertainment Inc.	149,975	9,121
	New York Times Co. Class A	153,988	4,900
	Cable One Inc.	3,337	3,728
	World Wrestling Entertainment Inc. Class A	47,340	3,443
*	Yelp Inc. Class A	77,063	2,368
	Cinemark Holdings Inc.	52,030	1,977
	John Wiley & Sons Inc. Class A	31,441	1,314
*	AMC Networks Inc. Class A	23,813	1,257
*	Cars.com Inc.	33,020	699
			28,807
Consumer Discretionary (12.8%)
	Domino's Pizza Inc.	44,504	12,439
	Service Corp. International	196,625	8,626
*	Five Below Inc.	60,460	7,783
	Pool Corp.	42,715	7,679
*	NVR Inc.	2,212	7,082
	Wyndham Hotels & Resorts Inc.	106,168	5,663
*	Ollie's Bargain Outlet Holdings Inc.	55,911	5,519
*	Deckers Outdoor Corp.	31,583	4,804
	Gentex Corp.	205,138	4,382
	Dunkin' Brands Group Inc.	52,881	3,925
	Churchill Downs Inc.	38,451	3,790
*	Helen of Troy Ltd.	27,747	3,707
	Wendy's Co.	197,308	3,628
*	Eldorado Resorts Inc.	70,545	3,469
*	Adtalem Global Education Inc.	62,686	2,756
	Wyndham Destinations Inc.	66,605	2,650
^	Williams-Sonoma Inc.	45,215	2,645
	Texas Roadhouse Inc. Class A	47,009	2,410
^	Cracker Barrel Old Country Store Inc.	14,344	2,253
	Carter's Inc.	25,180	2,118
	Aaron's Inc.	38,636	2,058
*	Urban Outfitters Inc.	81,763	1,837
	Six Flags Entertainment Corp.	36,438	1,799
*	Tempur Sealy International Inc.	27,861	1,778
	Brinker International Inc.	40,679	1,528
	Jack in the Box Inc.	17,646	1,468
*	Penn National Gaming Inc.	66,938	1,262
*	Sally Beauty Holdings Inc.	82,409	1,251
*	Scientific Games Corp.	60,038	1,147
	Cheesecake Factory Inc.	22,641	979
*	Weight Watchers International Inc.	42,151	729
^	Papa John's International Inc.	12,459	604
*	Sotheby's	16,815	567
	International Speedway Corp. Class A	12,409	555
	Tupperware Brands Corp.	17,940	334
			115,224

Consumer Staples (2.1%)
* Post Holdings Inc.	72,295	7,598
Lancaster Colony Corp.	21,170	3,045
* Boston Beer Co. Inc. Class A	9,443	2,968
Flowers Foods Inc.	99,440	2,225
Energizer Holdings Inc.	35,175	1,439
* Edgewell Personal Care Co.	28,782	821
^ Tootsie Roll Industries Inc.	20,629	783
		18,879
Energy (2.7%)
Murphy Oil Corp.	176,346	4,382
Equitrans Midstream Corp.	220,525	4,380
^ Ensco Rowan plc Class A	213,383	1,786
* QEP Resources Inc.	256,280	1,771
* CNX Resources Corp.	215,107	1,661
PBF Energy Inc. Class A	59,766	1,578
* Transocean Ltd.	252,436	1,565
* Callon Petroleum Co.	247,204	1,545
* Apergy Corp.	42,723	1,325
Core Laboratories NV	26,871	1,280
* Matador Resources Co.	71,917	1,182
* Chesapeake Energy Corp.	554,842	1,065
* Southwestern Energy Co.	270,071	969
		24,489
Financials (10.2%)
MarketAxess Holdings Inc.	40,870	12,172
FactSet Research Systems Inc.	41,263	11,479
Brown & Brown Inc.	251,754	7,948
Primerica Inc.	46,177	5,304
SLM Corp.	473,603	4,504
First Financial Bankshares Inc.	73,597	4,170
Signature Bank	35,864	4,108
Commerce Bancshares Inc.	68,665	3,937
SEI Investments Co.	77,138	3,876
East West Bancorp Inc.	78,794	3,366
* LendingTree Inc.	8,072	3,033
UMB Financial Corp.	48,006	2,964
Eaton Vance Corp.	76,399	2,920
Interactive Brokers Group Inc.	55,422	2,815
* Green Dot Corp. Class A	51,841	2,406
Kemper Corp.	28,398	2,357
Hanover Insurance Group Inc.	18,480	2,257
Sterling Bancorp	115,758	2,235
FNB Corp.	162,686	1,790
Bank of Hawaii Corp.	21,094	1,596
Evercore Inc. Class A	20,065	1,550
Federated Investors Inc. Class B	49,902	1,523
Home BancShares Inc.	76,155	1,334
BancorpSouth Bank	47,583	1,289
Mercury General Corp.	13,534	780
* Genworth Financial Inc. Class A	244,569	712
		92,425
Health Care (14.7%)
STERIS plc	91,692	12,257
* Molina Healthcare Inc.	67,725	9,635
West Pharmaceutical Services Inc.	80,423	9,216

	Bio-Techne Corp.	40,944	8,109
	Hill-Rom Holdings Inc.	72,273	6,949
*	Masimo Corp.	53,028	6,933
	Encompass Health Corp.	107,094	6,310
*	Bio-Rad Laboratories Inc. Class A	21,832	6,264
	Chemed Corp.	17,316	5,679
*	PRA Health Sciences Inc.	63,949	5,546
*	Haemonetics Corp.	55,301	5,364
*	Catalent Inc.	90,020	4,096
*	HealthEquity Inc.	58,862	3,847
*	ICU Medical Inc.	18,005	3,831
*	LivaNova plc	52,788	3,795
*	Medidata Solutions Inc.	40,537	3,695
*	Charles River Laboratories International Inc.	29,281	3,673
*	Integra LifeSciences Holdings Corp.	76,706	3,575
*	Amedisys Inc.	31,585	3,547
*	Exelixis Inc.	165,982	3,252
*	NuVasive Inc.	55,986	3,245
*	Globus Medical Inc.	82,560	3,245
*	Ligand Pharmaceuticals Inc.	22,173	2,381
*	Avanos Medical Inc.	51,457	1,939
*	Syneos Health Inc.	38,307	1,579
	Cantel Medical Corp.	18,505	1,272
*	Covetrus Inc.	46,694	1,151
*	Tenet Healthcare Corp.	40,606	811
*	Mallinckrodt plc	90,546	787
*	Inogen Inc.	10,872	701
			132,684
Industrials (13.5%)
	IDEX Corp.	82,168	12,548
	Lennox International Inc.	38,909	10,276
	Woodward Inc.	60,579	6,598
	Old Dominion Freight Line Inc.	47,180	6,249
	ITT Inc.	94,761	5,460
	Carlisle Cos. Inc.	39,753	5,299
	Curtiss-Wright Corp.	46,441	5,178
	Graco Inc.	105,705	4,991
	Insperity Inc.	40,401	4,602
	Toro Co.	70,172	4,572
*	Teledyne Technologies Inc.	19,250	4,539
	Donaldson Co. Inc.	90,111	4,276
	Hubbell Inc. Class B	36,107	4,136
	MSA Safety Inc.	38,025	3,779
	Nordson Corp.	24,054	3,022
*	Genesee & Wyoming Inc. Class A	30,544	2,908
*	ASGN Inc.	57,148	2,899
	Lincoln Electric Holdings Inc.	36,338	2,760
	Kennametal Inc.	89,192	2,743
	Landstar System Inc.	27,864	2,682
	Crane Co.	32,502	2,485
*	Trex Co. Inc.	41,498	2,482
	Brink's Co.	28,544	2,198
*,^ XPO Logistics Inc.		42,030	2,189
*	Clean Harbors Inc.	31,976	2,050
*	Kirby Corp.	26,328	2,037
	MSC Industrial Direct Co. Inc. Class A	25,977	1,836
	EnerSys	31,284	1,759

	Regal Beloit Corp.	24,124	1,754
^	Healthcare Services Group Inc.	44,043	1,392
	GATX Corp.	17,481	1,221
*	NOW Inc.	52,985	690
			121,610
Information Technology (19.6%)
	Leidos Holdings Inc.	158,521	11,941
*	Trimble Inc.	272,693	10,880
*	Zebra Technologies Corp.	58,405	10,013
*	PTC Inc.	115,767	9,731
*	Fair Isaac Corp.	31,519	9,326
*	Tyler Technologies Inc.	41,524	8,859
*	WEX Inc.	46,761	8,835
	Cypress Semiconductor Corp.	394,533	7,031
*	Cree Inc.	111,910	6,171
	Sabre Corp.	298,744	6,058
*	Ciena Corp.	155,969	5,450
	Monolithic Power Systems Inc.	42,803	4,984
	MAXIMUS Inc.	69,221	4,932
	Teradyne Inc.	116,704	4,918
	National Instruments Corp.	121,846	4,702
	Universal Display Corp.	30,339	4,458
	Littelfuse Inc.	26,791	4,373
*	Silicon Laboratories Inc.	46,723	4,372
*	Teradata Corp.	127,186	4,368
	j2 Global Inc.	50,228	4,234
	Versum Materials Inc.	81,619	4,191
*	ACI Worldwide Inc.	125,925	3,962
*	LiveRamp Holdings Inc.	73,989	3,801
	Cognex Corp.	90,763	3,685
*	CoreLogic Inc.	86,961	3,408
*	Manhattan Associates Inc.	48,642	3,185
*	Semtech Corp.	71,349	2,842
	CDK Global Inc.	55,453	2,684
*,^ ViaSat Inc.		30,824	2,683
	Blackbaud Inc.	32,662	2,512
*	CommVault Systems Inc.	41,818	1,926
*	Lumentum Holdings Inc.	42,923	1,737
	KBR Inc.	71,982	1,599
	InterDigital Inc.	20,880	1,326
	Plantronics Inc.	20,625	847
*	Synaptics Inc.	20,897	553
			176,577
Materials (4.5%)
	RPM International Inc.	142,714	7,638
	AptarGroup Inc.	37,534	4,251
	Royal Gold Inc.	45,466	4,001
	Chemours Co.	181,133	3,820
*	Allegheny Technologies Inc.	136,337	2,919
	Bemis Co. Inc.	48,432	2,826
	Scotts Miracle-Gro Co.	27,271	2,442
	NewMarket Corp.	6,239	2,414
*	Ingevity Corp.	25,722	2,256
	Eagle Materials Inc.	25,406	2,186
	Valvoline Inc.	85,710	1,496
	Sensient Technologies Corp.	21,546	1,459

Cabot Corp.		36,157	1,444
Louisiana-Pacific Corp.		57,699	1,317
Greif Inc. Class A		12,849	455
			40,924
Real Estate (11.9%)
National Retail Properties Inc.		175,200	9,379
Omega Healthcare Investors Inc.		229,502	8,175
Medical Properties Trust Inc.		413,203	7,347
CyrusOne Inc.		117,389	6,931
American Campus Communities Inc.		148,557	6,881
Camden Property Trust		61,795	6,387
Life Storage Inc.		50,575	4,869
EastGroup Properties Inc.		39,543	4,389
Lamar Advertising Co. Class A		54,472	4,260
Liberty Property Trust		88,195	4,187
EPR Properties		53,552	4,183
Douglas Emmett Inc.		91,214	3,675
JBG SMITH Properties		90,558	3,576
First Industrial Realty Trust Inc.		89,233	3,097
CoreSite Realty Corp.		23,887	2,788
Brixmor Property Group Inc.		158,648	2,721
Healthcare Realty Trust Inc.		80,149	2,584
Highwoods Properties Inc.		53,923	2,365
Rayonier Inc.		82,874	2,333
Weingarten Realty Investors		76,427	2,155
Cousins Properties Inc.		223,594	2,024
PS Business Parks Inc.		12,330	1,984
Uniti Group Inc.		194,086	1,865
Pebblebrook Hotel Trust		66,568	1,853
Taubman Centers Inc.		39,111	1,735
Mack-Cali Realty Corp.		63,655	1,446
CoreCivic Inc.		61,791	1,353
GEO Group Inc.		55,008	1,206
Urban Edge Properties		65,206	1,125
Tanger Factory Outlet Centers Inc.		42,827	726
			107,599
Utilities (4.5%)
UGI Corp.		188,341	9,720
OGE Energy Corp.		120,998	5,029
National Fuel Gas Co.		93,409	4,980
Black Hills Corp.		58,511	4,458
Aqua America Inc.		104,995	4,151
IDACORP Inc.		31,085	3,117
ONE Gas Inc.		29,900	2,618
Hawaiian Electric Industries Inc.		57,675	2,396
NorthWestern Corp.		31,588	2,241
Spire Inc.		24,496	2,041
			40,751
Total Common Stocks (Cost $852,940)			899,969
	Coupon
Temporary Cash Investment (0.8%)[1]
2,3 Vanguard Market Liquidity Fund (Cost $7,473)	2.527%	74,723	7,474
Total Investments (100.5%) (Cost $860,413)			907,443
Other Assets and Liabilities-Net (-0.5%)[3,4]			(4,596)
Net Assets (100%)			902,847

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,187,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $5,294,000 of collateral received for securities on loan.
4 Cash with a value of $150,000 has been segregated as initial margin for open future contracts.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of	Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	June 2019	14	2,534	(134)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

S&P Mid-Cap 400 Growth Index Fund

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At May 31, 2019, 100% of the market value of the fund's investments was determined based on Level
1 inputs.